Item 1. Schedule of Investments:
--------------------------------
Putnam Tax-Free Health Care Fund

QUARTERLY PORTFOLIO HOLDINGS

8-31-04


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Putnam Tax-Free Health Care Fund
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The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS
  AMBAC -- AMBAC Indemnity Corporation
  COP -- Certificate of Participation
  FGIC -- Financial Guaranty Insurance Company
  FNMA Coll. -- Federal National Mortgage Association Collateralized
  FSA -- Financial Security Assurance
  GNMA Coll. -- Government National Mortgage Association Collateralized
  G.O. Bonds -- General Obligation Bonds
  IFB -- Inverse Floating Rate Bonds
  IF COP -- Inverse Floating Rate Certificate of Participation
  MBIA -- MBIA Insurance Company
  U.S. Govt. Coll. -- U.S. Government Collateralized
  VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (98.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                 Rating (RAT)         Value
-----------------------------------------------------------------------------------------------------------
Arizona (1.7%)
-----------------------------------------------------------------------------------------------------------
       $600,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev.
                 Bonds (John C. Lincoln Hlth. Network), 6
                 7/8s, 12/1/20                                                    BBB              $656,250
        600,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 5/8s, 12/1/29                                                    B-/P              630,000
        490,000  Maricopa Cnty., School Dist. G.O. Bonds
                 (No. 006 Washington Elementary), Ser. B,
                 FSA, 5 3/8s, 7/1/13                                              Aaa               558,600
        975,000  Scottsdale, Indl. Dev. Hosp. Auth. Rev.
                 Bonds (Scottsdale Hlth. Care), 5.8s,
                 12/1/31                                                          A3              1,001,813
        500,000  Yavapai Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Yavapai Regl. Med. Ctr.), Ser. A,
                 6s, 8/1/33                                                       Baa2              510,625
                                                                                              -------------
                                                                                                  3,357,288

Arkansas (1.4%)
-----------------------------------------------------------------------------------------------------------
      1,625,000  AR Dev. Fin. Auth. Rev. Bonds, Ser. D,
                 GNMA/FNMA Coll., 3s, 1/1/24                                      AAA             1,659,531
      1,000,000  AR State Hosp. Dev. Fin. Auth. Rev.
                 Bonds (Washington Regl. Med. Ctr.), 7
                 3/8s, 2/1/29                                                     Baa3            1,103,750
                                                                                              -------------
                                                                                                  2,763,281

California (10.7%)
-----------------------------------------------------------------------------------------------------------
        250,000  Association of Bay Area Governments
                 (ABAG) Fin. Auth. for Nonprofit Corps.
                 Rev. Bonds (San Diego Hosp. Assn.), Ser.
                 C, 5 3/8s, 3/1/21                                                Baa1              253,125
      1,100,000  CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A, 5 1/4s, 5/1/20                                    A2              1,178,375
      4,000,000  Corona, COP (Vista Hosp. Syst.), zero %,
                 7/1/29 (In default) (NON)                                        D/P                80,000
        500,000  Delano, COP (Delano Regl. Med. Ctr.),
                 5.6s, 1/1/26                                                     BBB-              491,875
        300,000  Duarte, COP, Ser. A, 5 1/4s, 4/1/31                              Baa2              286,125
      1,600,000  Rancho Mirage, JT Powers Fin. Auth. Rev.
                 Bonds (Eisenhower Med. Ctr.), 5 7/8s,
                 7/1/26                                                           A3              1,670,000
      9,000,000  Riverside Cnty., Asset Leasing Corp.
                 Leasehold Rev. Bonds (Riverside Cnty.
                 Hosp.), MBIA, zero %, 6/1/25                                     Aaa             2,981,250
      3,000,000  San Bernardino Cnty., IF COP, MBIA,
                 11.072s, 8/1/28 (acquired 6/27/95, cost
                 $3,237,720) (RES)                                                AAA/P           3,405,900
      9,500,000  San Francisco, City & Cnty. Arpt. Rev.
                 Bonds, 6s, 5/1/25                                                AAA             9,886,935
        615,000  Valley Hlth. Syst. COP, 6 7/8s, 5/15/23                          B+                548,119
                                                                                              -------------
                                                                                                 20,781,704

Colorado (3.5%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  CO Hlth. Fac. Auth. Rev. Bonds (Hosp.
                 Impt. - NCMC, Inc.), FSA, 5 3/4s,
                 5/15/19                                                          Aaa             3,341,250
                 CO Springs, Hosp. Rev. Bonds
        630,000  6 3/8s, 12/15/30                                                 A3                680,400
        620,000  6 3/8s, 12/15/30 (Prerefunded)                                   A3                744,775
      1,500,000  Denver, Hlth. & Hosp. Auth. Hlth. Care
                 Rev. Bonds, Ser. A, 5 3/8s, 12/1/28                              BBB             1,436,250
        500,000  Montrose, Memorial Hosp. Rev. Bonds, 6
                 3/8s, 12/1/23                                                    BBB-              525,000
                                                                                              -------------
                                                                                                  6,727,675

Connecticut (0.4%)
-----------------------------------------------------------------------------------------------------------
        750,000  CT State Dev. Auth. 1st. Mtg. Gross Rev.
                 Hlth. Care Rev. Bonds (The Elim Street
                 Park Baptist, Inc. Project), 5.85s,
                 12/1/33                                                          BBB+              772,500

Florida (4.1%)
-----------------------------------------------------------------------------------------------------------
      2,600,000  Coral Gables, Hlth. Fac. Auth. Hosp.
                 Rev. Bonds (Baptist Hlth.), FSA, 5s,
                 8/15/29                                                          Aaa             2,642,250
      1,000,000  Highlands Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Adventist Sunbelt), Ser. A, 6s,
                 11/15/31                                                         A               1,061,250
      1,000,000  Lee Cnty., Indl. Dev. Auth. Hlth. Care
                 Fac. Rev. Bonds (Cypress Cove Hlth.
                 Pk.), Ser. A, 6 3/8s, 10/1/25                                    BB-/P             995,000
        880,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.8s, 11/15/31                                                   BB                909,700
      1,340,000  Orange Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Orlando Regl. Hlth. Care), 5
                 3/4s, 12/1/32                                                    A2              1,390,250
        750,000  South Miami, Hlth. Fac. Auth. Rev. Bonds
                 (Baptist Hlth.), 5 1/4s, 11/15/33                                Aa3               762,188
        200,000  St. Johns Cnty., Hlth. Care Indl. Dev.
                 Auth. Rev. Bonds (Glenmoor St. Johns
                 Project), Ser. A, 8s, 1/1/30                                     B-/P              194,250
                                                                                              -------------
                                                                                                  7,954,888

Georgia (1.0%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Forsyth Cnty., Hosp. Auth. Rev. Bonds
                 (Baptist Hlth. Care Syst.), U.S. Govt.
                 Coll., 6 1/4s, 10/1/18                                           AAA             1,193,750
        110,000  GA Muni. Elec. Pwr. Auth. Rev. Bonds,
                 Ser. Y, AMBAC, 6.4s, 1/1/13                                      Aaa               132,138
        500,000  Savannah, Econ. Dev. Auth. Poll. Control
                 Rev. Bonds (Intl. Paper Co.), Ser. A,
                 5.1s, 8/1/14                                                     Baa2              526,875
                                                                                              -------------
                                                                                                  1,852,763

Idaho (1.3%)
-----------------------------------------------------------------------------------------------------------
      2,415,000  ID Hlth. Fac. Auth. VRDN (St. Lukes Med.
                 Ctr.), FSA, 1.30s, 7/1/30                                        VMIG1           2,415,000

Illinois (3.5%)
-----------------------------------------------------------------------------------------------------------
                 IL Hlth. Fac. Auth. Rev. Bonds
      2,000,000  (Children's Memorial Hosp.), Ser. A,
                 AMBAC, 5 3/4s, 8/15/25                                           Aaa             2,307,500
      4,000,000  (Hosp. Sisters Svcs., Inc.), Ser. A,
                 MBIA, 5 1/4s, 6/1/08                                             Aaa             4,390,000
                                                                                              -------------
                                                                                                  6,697,500

Indiana (3.1%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  IN Hlth. Fac. Fin. Auth. Rev. Bonds
                 (Sister of St. Francis Hlth.), MBIA, 5
                 3/8s, 11/1/27                                                    Aaa             1,030,000
      3,335,000  IN Hlth. Fac. Fin. Auth. VRDN, 1.4s,
                 10/1/32                                                          A-1+            3,335,000
        500,000  Jasper Hosp. Auth. Rev. Bonds (Memorial
                 Hosp. Project), 5 1/2s, 11/1/32                                  AA                513,750
      1,000,000  Rockport, Poll. Control Mandatory Put
                 Bonds (Indiana Michigan Pwr. Co.), Ser.
                 C, 2 5/8s, 10/1/06                                               Baa2              997,500
                                                                                              -------------
                                                                                                  5,876,250

Iowa (1.7%)
-----------------------------------------------------------------------------------------------------------
                 IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
      1,470,000  (Care Initiatives), 9 1/4s, 7/1/25                               BBB-/P          1,734,600
      1,500,000  (Genesis Med. Ctr.), 6 1/4s, 7/1/25                              A1              1,616,250
                                                                                              -------------
                                                                                                  3,350,850

Kansas (0.3%)
-----------------------------------------------------------------------------------------------------------
        500,000  Lenexa, Hlth. Care Rev. Bonds (LakeView
                 Village), Ser. C, 6 7/8s, 5/15/32                                BB+               522,500

Kentucky (0.6%)
-----------------------------------------------------------------------------------------------------------
      1,125,000  KY Econ. Dev. Fin. Auth. Hlth. Syst.
                 Rev. Bonds (Norton Healthcare, Inc.),
                 Ser. A, 6 5/8s, 10/1/28                                          BBB/P           1,185,469

Louisiana (0.7%)
-----------------------------------------------------------------------------------------------------------
      1,300,000  LA Local Govt. Env. Fac. Cmnty. Dev.
                 Auth. Rev. Bonds (St. James Place), Ser.
                 A, 8s, 11/1/19                                                   B-/P              872,625
        570,000  LA Pub. Fac. Auth. Hosp. Rev. Bonds
                 (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                          CCC/P             456,713
                                                                                              -------------
                                                                                                  1,329,338

Maine (2.1%)
-----------------------------------------------------------------------------------------------------------
                 ME Hlth. & Higher Edl. Fac. Auth. Rev.
                 Bonds
      2,230,000  Ser. B, FSA, 4.6s, 7/1/09                                        AAA             2,408,400
      1,500,000  Ser. C, FSA, 5 3/4s, 7/1/30                                      Aaa             1,629,375
                                                                                              -------------
                                                                                                  4,037,775

Maryland (0.2%)
-----------------------------------------------------------------------------------------------------------
        345,000  MD State Hlth. & Higher Edl. Fac. Auth.
                 Rev. Bonds (Medstar Hlth.), 5 3/4s,
                 8/15/14                                                          Baa2              375,619

Massachusetts (4.1%)
-----------------------------------------------------------------------------------------------------------
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
        750,000  (Civic Investments), Ser. A, 9s,
                 12/15/15                                                         BB/P              861,563
        750,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                          BBB-              781,875
        250,000  (UMass Memorial), Ser. C, 6 5/8s, 7/1/32                         Baa2              260,938
        900,000  (UMass Memorial), Ser. C, 6 1/2s, 7/1/21                         Baa2              941,625
      1,000,000  (Berkshire Hlth. Syst.), Ser. E, 6 1/4s,
                 10/1/31                                                          BBB+            1,032,500
      1,350,000  (Hlth. Care Syst. Covenant Hlth.), Ser.
                 E, 6s, 7/1/31                                                    A-              1,404,000
      1,000,000  (Baystate Med. Ctr.), Ser. F, 5.7s,
                 7/1/27                                                           A1              1,037,500
        350,000  (Milton Hosp.), Ser. C, 5 1/2s, 7/1/16                           BBB+              356,125
      1,135,000  (Milton Hosp.), Ser. C, 5 1/2s, 7/1/09                           BBB+            1,210,194
                                                                                              -------------
                                                                                                  7,886,320

Michigan (7.4%)
-----------------------------------------------------------------------------------------------------------
      4,500,000  Dickinson Cnty., Hosp. Rev. Bonds
                 (Memorial Hosp. Syst.), 8 1/8s, 11/1/24                          Baa3            4,639,680
        500,000  Flint, Hosp. Bldg. Auth. Rev. Bonds
                 (Hurley Med. Ctr.), 6s, 7/1/20                                   Baa3              502,500
      1,000,000  Garden City, Hosp. Fin. Auth. Rev. Bonds
                 (Garden City Hosp. OB Group), Ser. A, 5
                 3/4s, 9/1/17                                                     Ba2               938,750
        800,000  Macomb Cnty., Hosp. Fin. Auth. Rev.
                 Bonds (Mt. Clemens Gen. Hosp.), Ser. B,
                 5 7/8s, 11/15/34                                                 BBB-              755,000
                 MI State Hosp. Fin. Auth. Rev. Bonds
      1,250,000  (Holland Cmnty. Hosp.), Ser. A, FGIC, 5
                 3/4s, 1/1/21                                                     A2              1,334,375
      2,000,000  (Sparrow Hosp.), 5 5/8s, 11/15/31                                A1              2,055,000
      1,000,000  (Oakwood Oblig. Group), 5 1/2s, 11/1/17                          A2              1,072,500
        750,000  Pontiac, Hosp. Fin. Auth. Rev. Bonds
                 (North Oakland Med. Ctr.), 6s, 8/1/23                            Ba1               637,500
      3,095,000  Waterford, Econ. Dev. Corp. Rev. Bonds
                 (Canterbury Hlth.), 6s, 1/1/39                                   B-/P            2,286,431
                                                                                              -------------
                                                                                                 14,221,736

Minnesota (1.8%)
-----------------------------------------------------------------------------------------------------------
        500,000  Bemidji, Hosp. Fac. Rev. Bonds (First
                 Mtge.-North Country Hlth. Svcs.), 5
                 5/8s, 9/1/21                                                     A                 523,125
        800,000  Duluth, Econ. Dev. Auth. Hlth. Care Fac.
                 Rev. Bonds (St. Luke's Hosp.), 7 1/4s,
                 6/15/32                                                          BB                829,000
        750,000  MN Agricultural & Econ. Dev. Board Rev.
                 Bonds (Evangelical Lutheran), 6s, 2/1/27                         A3                786,563
        895,000  St. Paul, Hsg. & Hosp. Redev. Auth. Rev.
                 Bonds (Healtheast), Ser. A, 6 5/8s,
                 11/1/17                                                          Ba2               901,713
        500,000  Winona, Hlth. Care Fac. Rev. Bonds, Ser.
                 A, 6s, 7/1/34                                                    BBB-              510,625
                                                                                              -------------
                                                                                                  3,551,026

Missouri (4.7%)
-----------------------------------------------------------------------------------------------------------
        995,000  MO Hsg. Dev. Comm. Rev. Bonds (Home
                 Ownership), GNMA/FNMA Coll., 5.55s,
                 9/1/34                                                           AAA             1,088,281
                 MO State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      1,700,000  (Jefferson Memorial Hosp.), 6.8s,
                 5/15/25                                                          Baa2            1,797,342
      1,500,000  (BJC Hlth. Syst.), 5 1/4s, 5/15/32                               Aa2             1,530,000
      4,640,000  MO State Hlth. & Edl. Fac. Auth. VRDN
                 (St. Francis Med. Ctr.), Ser. A, 1.35s,
                 6/1/26                                                           A-1+            4,640,000
                                                                                              -------------
                                                                                                  9,055,623

New Hampshire (3.1%)
-----------------------------------------------------------------------------------------------------------
      2,900,000  NH Hlth. and Ed. Fac. Auth. Hosp. Rev.
                 Bonds (Concord Hosp.), FGIC, 5s, 10/1/24                         Aaa             2,997,875
                 NH Higher Ed. & Hlth. Fac. Auth. Rev.
                 Bonds
      1,000,000  (Rivermead at Peterborough), 5 3/4s,
                 7/1/28                                                           BB/P              930,000
        500,000  (Lakes Region Hosp. Assn.), 5 3/4s,
                 1/1/08                                                           BB-/P             501,250
        900,000  NH State Bus. Fin. Auth. Rev. Bonds
                 (Alice Peck Day Hlth. Syst.), Ser. A,
                 7s, 10/1/29                                                      BBB-/P            904,500
        650,000  NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds, 3 1/2s, 7/1/27                                       Baa1              652,438
                                                                                              -------------
                                                                                                  5,986,063

New Jersey (2.5%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  NJ. Hlth. Care Facs. Fin. Auth. Rev.
                 Bonds, Ser. A, AMBAC, 6s, 7/1/12                                 Aaa             2,347,500
                 NJ Econ. Dev. Auth. Rev. Bonds
        500,000  (Cranes Mill), Ser. A, 7 1/2s, 2/1/27                            BB-/P             522,500
      1,000,000  (Cedar Crest Village, Inc.), Ser. A, 7
                 1/4s, 11/15/31                                                   BB-/P           1,033,750
        750,000  NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
                 (Trinitas Hosp. Oblig. Group), 7 1/2s,
                 7/1/30                                                           Baa3              842,813
                                                                                              -------------
                                                                                                  4,746,563

New York (6.8%)
-----------------------------------------------------------------------------------------------------------
        820,000  Nassau Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (North Shore Hlth. Syst.), Ser. C,
                 5 5/8s, 11/1/10                                                  A3                897,900
        845,000  NY City, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds (Staten Island U. Hosp.),
                 Ser. A, 6 3/8s, 7/1/31                                           Baa3              798,525
                 NY State Dorm. Auth. Rev. Bonds
        600,000  (Winthrop-U. Hosp. Assn.), Ser. A, 5
                 1/2s, 7/1/32                                                     Baa1              612,750
        750,000  (Winthrop Nassau U.), 5 1/2s, 7/1/23                             Baa1              767,813
      6,000,000  (Hosp. Insd. Mtg.), Ser. A, FSA, 5 1/4s,
                 8/15/12                                                          Aaa             6,780,000
        750,000  (Lenox Hill Hosp. Oblig. Group), 5 1/4s,
                 7/1/08                                                           A3                814,688
        750,000  Orange Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Arden Hill Care Ctr. Newburgh),
                 Ser. C, 7s, 8/1/31                                               BB-/P             753,750
      1,000,000  Suffolk Cnty., Indl. Dev. Agcy. Cont.
                 Care Retirement Rev. Bonds (Jefferson's
                 Ferry), Ser. A, 7 1/4s, 11/1/28                                  BB-/P           1,058,750
        500,000  Yonkers, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds (St. John's Riverside Hosp.),
                 Ser. A, 7 1/8s, 7/1/31                                           BB                510,625
                                                                                              -------------
                                                                                                 12,994,801

North Carolina (1.0%)
-----------------------------------------------------------------------------------------------------------
        750,000  NC Med. Care Comm. Retirement Fac. Rev.
                 Bonds (1st Mtge. -Givens Estates
                 Project), Ser. A, 6 1/2s, 7/1/32                                 BB-/P             768,750
      1,000,000  NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.), Ser. B, 6 1/2s,
                 1/1/20                                                           Baa1            1,118,750
                                                                                              -------------
                                                                                                  1,887,500

North Dakota (0.6%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Grand Forks, Hlth. Care Syst. Rev. Bonds
                 (Altru Hlth. Syst. Oblig. Group), 7
                 1/8s, 8/15/24                                                    Baa2            1,086,250

Ohio (2.0%)
-----------------------------------------------------------------------------------------------------------
      1,250,000  Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s,
                 1/1/32                                                           A1              1,329,688
        750,000  Lorain Cnty., Hosp. Rev. Bonds (Catholic
                 Hlth. Care Refurbish & Impt.), Ser. A, 5
                 1/4s, 10/1/33                                                    AA-               755,625
      1,000,000  Montgomery Cnty., Hosp. Rev. Bonds
                 (Kettering Med. Ctr.), 6 3/4s, 4/1/22                            A3              1,081,250
        250,000  OH State Air Quality Dev. Auth. Rev.
                 Bonds (Poll. Control), Ser. A, 5.95s,
                 5/15/29                                                          Baa1              250,625
        500,000  OH State Wtr. Dev. Auth. Poll. Control
                 Fac. Rev. Bonds, 6.1s, 8/1/20                                    Baa2              509,375
                                                                                              -------------
                                                                                                  3,926,563

Oklahoma (0.3%)
-----------------------------------------------------------------------------------------------------------
        525,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest
                 Hlth. Care), Ser. A, 5 5/8s, 8/15/29                             AAA               600,469

Pennsylvania (9.3%)
-----------------------------------------------------------------------------------------------------------
      2,210,000  Allegheny Cnty., Hosp. Dev. Auth. Rev.
                 Bonds (UPMC Hlth.), Ser. B, MBIA, 6s,
                 7/1/24                                                           Aaa             2,616,088
        250,000  Allentown, Hosp. Auth. Rev. Bonds
                 (Sacred Heart Hosp.), Ser. A, 6 3/4s,
                 11/15/14                                                         Baa3              251,250
      2,500,000  Blair Cnty., Hosp. Auth. Rev. Bonds
                 (Altoona Hosp.), Ser. A, AMBAC, 4.7s,
                 7/1/08                                                           Aaa             2,696,875
        550,000  Blair Cnty., Indl. Dev. Auth. Rev. Bonds
                 (VLG of PA State Project), Ser. A, 6.9s,
                 1/1/22                                                           BB-/P             563,063
        500,000  Chester Cnty., Hlth. & Ed. Fac. Auth.
                 Rev. Bonds (Jenners Pond, Inc.), 7 1/4s,
                 7/1/24                                                           BB-/P             508,750
      1,460,000  College Township, Indl. Dev. Auth. Rev.
                 Bonds (Nittany Valley Rehab. Hosp.), 7
                 5/8s, 11/1/07                                                    AAA/P           1,589,575
        250,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds
                 (Gen. Hosp.), 5 1/2s, 3/15/26                                    A-                253,438
        500,000  Lebanon Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Good Samaritan Hosp.), 6s,
                 11/15/35                                                         Baa1              508,750
                 Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds
        750,000  (St. Luke's Hosp. - Bethlehem), 5 3/8s,
                 8/15/33                                                          Baa2              718,125
      2,000,000  (Lehigh Valley Hosp. Hlth. Network),
                 Ser. A, 5 1/4s, 7/1/32                                           A2              1,990,000
        375,000  Monroe Cnty., Hosp. Auth. Rev. Bonds
                 (Pocono Med. Ctr.), 6s, 1/1/43                                   BBB+              383,438
      1,215,000  PA State Higher Edl. Fac. Auth. Rev.
                 Bonds (Philadelphia College of
                 Osteopathic Med.), 5s, 12/1/11                                   A               1,315,238
        545,925  Philadelphia, Hosp. & Higher Ed. Fac.
                 Auth. Rev. Bonds (Graduate Hlth. Syst.),
                 Ser. B, 6 1/4s, 7/1/13 (In default)
                 (NON)                                                            D/P                   682
        701,513  Philadelphia, Hosp. & Higher Ed. Fac.
                 Auth. Hosp. Rev. Bonds (Graduate Hlth.
                 Syst. Oblig. Group), 7 1/4s, 7/1/18 (In
                 default) (NON)                                                   D/P                   877
      1,450,000  Sayre, Hlth. Care Fac. Auth. Rev. Bonds
                 (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31                         A-              1,498,938
      1,250,000  Washington Cnty., Hosp. Auth. Rev. Bonds
                 (Monongah Ela Vy Hosp. Project), 6 1/4s,
                 6/1/22                                                           A3              1,343,750
        600,000  West Shore, Area Hosp. Auth. Rev. Bonds
                 (Holy Spirit Hosp.), 6 1/4s, 1/1/32                              BBB+              616,500
        940,000  York Cnty., Indl. Dev. Auth. 1st Mtge.
                 Hlth. Fac. Rev. Bonds (Rehab. Hosp. of
                 York), 7 1/2s, 9/1/07                                            AAA/P           1,019,900
                                                                                              -------------
                                                                                                 17,875,237

South Carolina (2.0%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Lexington Cnty. Hlth. Svcs. Dist. Inc.
                 Hosp. Rev. Bonds, 5 1/2s, 5/1/37                                 A2              1,016,250
        500,000  SC Hosp. Auth. Rev. Bonds (Med. U.),
                 Ser. A, 6 1/2s, 8/15/32                                          BBB+              528,125
                 SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                 Bonds (Palmetto Hlth. Alliance)
        800,000  Ser. A, 7 3/8s, 12/15/21                                         Baa2              995,000
      1,250,000  Ser. C, 6s, 8/1/20                                               Baa2            1,298,438
                                                                                              -------------
                                                                                                  3,837,813

South Dakota (1.2%)
-----------------------------------------------------------------------------------------------------------
                 SD State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      1,250,000  (Prairie Lakes), 5.65s, 4/1/22                                   Baa2            1,254,688
      1,000,000  (Sioux Valley Hosp. & Hlth. Syst.), Ser.
                 A, 5 1/2s, 11/1/31                                               A1              1,021,700
                                                                                              -------------
                                                                                                  2,276,388

Tennessee (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,250,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/33                                   BBB+            1,460,938

Texas (7.0%)
-----------------------------------------------------------------------------------------------------------
        715,000  Abilene, Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Sears Methodist Retirement), Ser.
                 A, 7s, 11/15/33                                                  BB/P              741,813
      1,000,000  Comal Cnty. Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Hlth. Care Syst. - McKenna
                 Memorial Project), Ser. A, 6 1/4s,
                 2/1/32                                                           Baa2            1,017,500
        900,000  Georgetown, Hlth. Fac. Dev. Corp. Rev.
                 Bonds, 6 1/4s, 8/15/29                                           BB                870,750
      2,000,000  Harris Cnty., Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Christus Hlth.), Ser. A, MBIA, 5
                 1/2s, 7/1/09                                                     Aaa             2,222,500
        700,000  Harris Cnty., Hlth. Fac. Dev. Corp.
                 Hosp. Rev. Bonds (Memorial Hermann Hlth.
                 Care Syst.), Class A, 5 1/4s, 12/1/18                            A2                739,375
      3,535,000  Lubbock, Hlth. Fac. Dev. Rev. Bonds (St.
                 Joseph Hlth. Syst.), FSA, 5 1/4s, 7/1/09                         Aaa             3,870,825
      1,450,000  Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds
                 (Memorial Hlth. Syst. of East TX), 5.7s,
                 2/15/28                                                          BBB             1,395,625
        500,000  Matagorda Cnty., Navigation Dist. TX
                 Poll. Control Mandatory Put Bonds
                 (American Electric Power), 2.15s,
                 11/1/04                                                          Baa2              499,840
      1,870,000  Tarrant Cnty., Hosp. Dist. Rev. Bonds,
                 MBIA, 5 1/2s, 8/15/19                                            Aaa             2,059,338
                                                                                              -------------
                                                                                                 13,417,566

Utah (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Salt Lake City, Hosp. IFB (IHC Hosp.
                 Inc.), AMBAC, 12.506s, 5/15/20 (acquired
                 6/6/97, cost $1,171,200) (RES)                                   Aaa             1,006,250

Vermont (1.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A,
                 FSA, 4.62s, 5/1/29                                               Aaa             1,047,500
      1,870,000  VT State Edl. & Hlth. Bldg. Fin. Agcy.
                 Rev. Bonds (Northwestern Med. Ctr.), 6
                 1/4s, 9/1/18                                                     BBB             1,914,413
                                                                                              -------------
                                                                                                  2,961,913

Virginia (1.2%)
-----------------------------------------------------------------------------------------------------------
        750,000  Henrico Cnty. Econ. Dev. Auth. Rev.
                 Bonds (United Methodist), Ser. A, 6
                 1/2s, 6/1/22                                                     BB+/P             762,188
      1,500,000  Prince William Cnty., Indl. Dev. Auth.
                 Hosp. Rev. Bonds (Potomac Hosp. Corp.),
                 5.35s, 10/1/36                                                   A3              1,516,862
                                                                                              -------------
                                                                                                  2,279,050

Washington (0.5%)
-----------------------------------------------------------------------------------------------------------
        980,000  Tobacco Settlement Auth. of WA Rev.
                 Bonds, 6 1/2s, 6/1/26                                            BBB               940,800

West Virginia (0.3%)
-----------------------------------------------------------------------------------------------------------
        725,000  Princeton, Hosp. Rev. Bonds (Cmnty.
                 Hosp. Assn., Inc.), 6.1s, 5/1/29                                 B2                533,781

Wisconsin (3.1%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds, 7s,
                 6/1/28                                                           BBB               996,250
      4,330,000  WI State Hlth. & Edl. Fac. Rev. Bonds
                 (Aurora Med. Group Inc.), FSA, 6s,
                 11/15/09                                                         Aaa             4,957,850
                                                                                              -------------
                                                                                                  5,954,100
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $183,993,481) (b)                                     $188,487,150
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $192,328,448.

  (b) The aggregate identified cost on a tax basis is $183,992,628, resulting in gross unrealized appreciation and depreciation of $7,938,415 and $3,443,893, respectively, or net unrealized appreciation of $4,494,522.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P".

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2004 was $4,412,150 or 2.3% of net assets.

      The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2004. The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at August 31, 2004.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The fund had the following insurance concentration greater than 10% at August 31, 2004 (as a percentage of net assets):

      FSA             15.4%

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004